TRADE AND OTHER PAYABLES - Breakdown of trade payables (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2022	Dec. 31, 2021
Related parties
Radio frequency usage charges, concession fees and Universal Service Obligation ("USO") charges	Rp 1,342	Rp 1,329
Purchases of equipments, materials, and services	264	431
Payables to other telecommunication providers	169	112
Sub-total	1,775	1,872
Third parties
Purchases of equipments, materials and services	14,451	12,759
Payables to other telecommunication providers	2,231	2,539
Sub-total	16,682	15,298
Total	Rp 18,457	Rp 17,170